Provisions for other liabilities - Changes in Provisions for Other Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movement In Other Provisions [Roll Forward]
Other provisions, beginning balance	$ 3,625	$ 4,843
Additions	568	1,147
Used during year	(774)	(1,379)
Exchange differences	(247)	(986)
Other provisions, ending balance	3,172	3,625
Labor, legal and other claims
Movement In Other Provisions [Roll Forward]
Other provisions, beginning balance	3,620	4,838
Additions	527	1,147
Used during year	(774)	(1,379)
Exchange differences	(247)	(986)
Other provisions, ending balance	3,126	3,620
Others
Movement In Other Provisions [Roll Forward]
Other provisions, beginning balance	5	5
Additions	41	0
Used during year	0	0
Exchange differences	0	0
Other provisions, ending balance	$ 46	$ 5